Document and Entity Information Document	Oct. 28, 2025
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 28, 2025
Entity Registrant Name	D.R. Horton, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-14122
Entity Tax Identification Number	75-2386963
Entity Address, Address Line One	1341 Horton Circle
Entity Address, City or Town	Arlington
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76011
City Area Code	817
Local Phone Number	390-8200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000882184
Common Stock, par value $.01 per share | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	DHI
Security Exchange Name	NYSE
Common Stock, par value $.01 per share | NYSE CHICAGO, INC.
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	DHI
Security Exchange Name	CHX
Senior Notes [Member] | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	5.000% Senior Notes due 2034
Trading Symbol	DHI 34
Security Exchange Name	NYSE